NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE

6. NET LOSS PER SHARE

Basic loss per share and diluted loss per share for the nine months ended September 30, 2012 and 2011 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing 63,970,118 and 61,873,817 incremental shares at September 30, 2012 and 2011, respectively, as well as shares issuable upon conversion of Series A and Series B Preferred Stock representing 195,595,025 and 182,601,216 incremental shares at September 30, 2012 and 2011, respectively, as well as potential shares issuable upon Note conversion into Common Stock representing approximately 12,030,000 and 11,630,000 incremental shares at September 30, 2012 and 2011, respectively, have been excluded from the computation of diluted loss per share as they are anti-dilutive.

10. NET LOSS PER SHARE

Basic earnings per share and diluted earnings per share for the years ended December 31, 2011 and 2010 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing approximately 61,473,817 and 60,546,634 incremental shares at December 31, 2011 and 2010, respectively, as well as shares issuable upon conversion of Series A & B Convertible Preferred Stock and Preferred Stock Warrants representing 182,041,312 and 185,838,147 incremental shares at December 31, 2011 and 2010, respectively, as well as potential shares issuable upon Promissory Note conversion into Common Stock representing approximately 11,330,000 and 13,352,500 shares at December 31, 2011 and 2010, respectively, and have been excluded from the computation of diluted loss per share as they are anti-dilutive.